Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Cash Reserve
Document Type	485BPOS
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Central Index Key	0000230173
Document Effective Date	Jul. 27, 2018
Document Creation Date	Jul. 26, 2018
Delaware Investments Ultrashort Fund | Class A
Document and Entity Information:
Trading Symbol	DLTAX
Delaware Investments Ultrashort Fund | Class C
Document and Entity Information:
Trading Symbol	DLTCX
Delaware Investments Ultrashort Fund | Class L
Document and Entity Information:
Trading Symbol	DLTLX
Delaware Investments Ultrashort Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DULTX